Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	STRAN & COMPANY, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On December 23, 2021, the registrant filed a registration statement on Form S-1 (File No. 333-261883) (the “Registration Statement”). The Registration Statement, as amended, was declared effective by the Securities and Exchange Commission (the “SEC”) on January 5, 2022. This Post-Effective Amendment No. 2 is being filed to include an updated prospectus relating to the resale of 5,646,363 shares of common stock by certain selling securityholders, and update and supplement, among other things, the information contained in the Registration Statement to include the information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 that was filed with the SEC on March 28, 2022 and the registrant’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2022 that was filed with the SEC on May 13, 2022. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement on December 23, 2021.
Entity Central Index Key	0001872525
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV